SEPARATION AGREEMENT (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Nov. 06, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities	$ 1,392,964	$ 4,298,597
Notes Payable, Current	$ 532,400
Debt Instrument, Convertible, Conversion Price	$ 6.40	$ 8.80
Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities			$ 993,985
Notes Payable, Current			$ 114,700
Debt Instrument, Convertible, Conversion Price			$ 8.80
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current			$ 37,500